As filed with the Securities and Exchange Commission on October 29, 2009
1933 Act Registration File No. 033-48907
1940 Act File No. 811-58433

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. __ ☐

Post-Effective Amendment No. 59 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 59 ☒
_____________________

MARSHALL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (800) 236-3863

(Name and Address of Agent for Service) John M. Blaser M&I Investment Management Corp. 111 East Kilbourn Avenue, Suite 200 Milwaukee, Wisconsin 53202	Copy to: Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street, Suite 2500 Chicago, Illinois 60601
_____________________

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to rule 485(b)
☒ on November 29, 2009 pursuant to rule 485(b)
☐ 60 days after filing pursuant to rule 485(a)(1)
☐ on (date) pursuant to rule 485(a)(1)
☐ 75 days after filing pursuant to rule 485(a)(2)
☐ on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement until November 29, 2009. Post-Effective Amendment No. 57 relates to each Fund of the Registrant except the Marshall Ultra Short Tax-Free Fund. Parts A, B and C of Registrant's Post-Effective Amendment No. 57 under the Securities Act of 1933 and Amendment No. 57 under the Investment Company Act of 1940, filed on August 31, 2009, are incorporated by reference herein.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 29th day of October, 2009.

MARSHALL FUNDS, INC. (Registrant) By:/s/ John M. Blaser John M. Blaser President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below on October 29, 2009 by the following persons in the capacities indicated.

Signature	Title
/s/ John M. Blaser John M. Blaser	President (principal executive officer) and Director
/s/ Timothy M. Bonin Timothy M. Bonin	Treasurer (principal financial officer)
* Kenneth C. Krei	Director
* Larry D. Armel	Director
* Ridge A. Braunschweig	Director
* Benjamin M. Cutler	Director
* John A. Lubs	Director

Signature	Title

* James Mitchell	Director
* Barbara J. Pope	Director

*By: /s/ John M. Blaser John M. Blaser Attorney in fact pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

Each of the undersigned directors of Marshall Funds, Inc. hereby constitutes and appoints John M. Blaser, Timothy M. Bonin, Stephen R. Oliver and Angela L. Pingel, and each of them, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign the Registration Statement of Marshall Funds, Inc. on Form N-1A, and any and all amendments thereto, and to file the same, with all exhibits, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body.  Each of the undersigned grants to each said attorney-in-fact and agent full power and authority to do and perform each and every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, each of the undersigned has executed this Power of Attorney as of this 28th day of October 2009.

/s/ Kenneth C. Krei Kenneth C. Krei
/s/ Larry D. Armel Larry D. Armel
/s/ Ridge A. Braunschweig Ridge A. Braunschweig

/s/ Benjamin M. Cutler Benjamin M. Cutler
/s/ John A. Lubs John A. Lubs
/s/ James Mitchell James Mitchell
/s/ Barbara J. Pope Barbara J. Pope